Income Taxes - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Federal income tax effective rate	34.00%
Net operating loss tax carryforward	$ 248,000
Operating loss carryforward expiration	2026
Liability for uncertain tax position	$ 0
Unrecognized tax benefits	$ 0